Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 65,262	$ (271,490)	$ 110,408
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of buildings and tenant improvements	271,058	266,803	246,441
Amortization of deferred leasing and other costs	89,126	73,323	68,511
Amortization of deferred financing costs	13,897	13,679	13,640
Straight-line rent adjustment	(15,233)	(18,832)	(15,118)
Impairment charges	9,834	302,567	11,431
(Gain) loss on debt extinguishment	16,349	(20,700)	(1,953)
(Gain) loss on acquisitions	(57,715)	1,062
Deferred tax asset valuation allowance		7,278
Earnings from land and depreciated property sales	(72,716)	(19,480)	(29,612)
Build-for-Sale operations, net		14,482	80,751
Third-party construction contracts, net	(6,449)	(4,583)	125,855
Other accrued revenues and expenses, net	68,892	47,830	26,875
Operating distributions received in excess of equity in earnings from unconsolidated companies	8,851	8,533	5,618
Net cash provided by operating activities	391,156	400,472	642,847
Cash flows from investing activities:
Development of real estate investments	(119,404)	(268,890)	(436,256)
Acquisition of real estate investments and related intangible assets, net of cash acquired	(488,539)	(31,658)	(20,123)
Acquisition of undeveloped land	(14,404)	(5,474)	(40,893)
Second generation tenant improvements, leasing costs and building improvements	(88,723)	(79,054)	(74,814)
Other deferred leasing costs	(38,905)	(23,329)	(30,498)
Other assets	(7,260)	(392)	281
Proceeds from land and depreciated property sales, net	499,520	256,330	116,563
Capital distributions from unconsolidated companies	22,119	0	95,392
Capital contributions and advances to unconsolidated companies, net	(53,194)	(23,481)	(132,244)
Net cash used for investing activities	(288,790)	(175,948)	(522,592)
Cash flows from financing activities:
Proceeds from issuance of common shares, net	298,004	551,136	17,100
Proceeds from issuance of preferred shares, net			290,014
Payments for repurchases of preferred shares	(118,787)		(12,405)
Proceeds from unsecured debt issuance	250,000	500,000	325,000
Payments on and repurchases of unsecured debt	(392,597)	(707,016)	(261,479)
Proceeds from secured debt financings	4,158	290,418
Payments on secured indebtedness including principal amortization	(207,060)	(11,396)	(55,600)
Borrowings (payments) on lines of credit, net	177,276	(467,889)	(62,408)
Distributions to common shareholders	(162,015)	(151,333)	(283,375)
Distributions to preferred shareholders	(69,468)	(73,451)	(71,439)
Contributions from (distributions to) noncontrolling interests, net	(5,741)	(1,524)	(12,837)
Cash settlement of interest rate swaps			(14,625)
Deferred financing costs	(5,074)	(28,679)	(3,681)
Net cash used for financing activities	(231,304)	(99,734)	(145,735)
Net increase (decrease) in cash and cash equivalents	(128,938)	124,790	(25,480)
Cash and cash equivalents at beginning of year	147,322	22,532	48,012
Cash and cash equivalents at end of year	18,384	147,322	22,532
Non-cash investing and financing activities:
Assumption of indebtedness and other liabilities for real estate acquisitions	527,464		39,480
Contribution of properties to, net of debt assumed by, unconsolidated companies	41,609	20,663	133,312
Investments and advances related to acquisition of previously unconsolidated companies	184,140	206,852
Distribution of property from unconsolidated company			76,449
Conversion of Limited Partner Units to common shares	$ (8,055)	$ 592	$ 13,149